Inventories (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Feb. 13, 2013	Feb. 12, 2013	Dec. 31, 2012
Inventory [Line Items]
Percentage of weighted average cost inventory	85.00%		85.00%
Inventory impairment charge	$ 8.0	$ 0
Foreign currency exchange rate, translation	6.3		6.30	6.30	4.30
Consignment inventory			$ 32.5			$ 27.3
UNITED STATES AND CANADA
Inventory [Line Items]
Consignment inventory, percentage			87.00%			92.00%
SICAD 1 Rate [Member]
Inventory [Line Items]
Foreign currency exchange rate, translation	10.8